Stock-Based Compensation - Schedule of Stock Option Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Expenses [Line Items]
Total stock option expenses	$ 75,357	$ 14,815
Cost of Sales expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total stock option expenses	1,520	350
Research and development expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total stock option expenses	17,169	2,882
Selling and marketing expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total stock option expenses	4,617	2,066
General and administrative expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total stock option expenses	$ 52,051	$ 9,517